                               ING INVESTORS TRUST

                 ING MFS MID CAP GROWTH PORTFOLIO ("PORTFOLIO")

                        Supplement dated January 17, 2006
        to the Adviser Class Prospectus, Institutional Class Prospectus,
          Service Class Prospectus, and the Service 2 Class Prospectus,
                            each dated April 29, 2005

     Effective immediately, all references to Eric B. Fischman as Portfolio Manager to the Portfolio are hereby deleted. The second paragraph of the sub-section entitled "More on the Portfolio Manager" under the section entitled "Description of the Portfolios--ING MFS Mid Cap Growth Portfolio" found on page 42 of the Adviser Class Prospectus, page 49 of the Institutional Class Prospectus, and page 44 of the Service Class and Service 2 Class Prospectuses is hereby amended to add the following:

NAME                  POSITION AND RECENT BUSINESS EXPERIENCE
----                  ---------------------------------------
David M. Earnest      Mr. Earnest, Portfolio Manager, has managed the
                      Portfolio since December 2005. He is a Vice President of
                      MFS and has been employed in the investment management
                      area of MFS since 2003. Prior to 2003 he was a Portfolio
                      Manager and Analyst of Manning & Napier.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               ING INVESTORS TRUST

                 ING MFS MID CAP GROWTH PORTFOLIO ("PORTFOLIO")

                        Supplement dated January 17, 2006
         to the Institutional Class, Service Class, and Service 2 Class
                   Statement of Additional Information ("SAI")
                              and Adviser Class SAI
                            each dated April 29, 2005

     Effective immediately, all references to Eric B. Fischman as Portfolio Manager to the Portfolio are hereby deleted. The sub-sections entitled "Other Managed Accounts" and "Portfolio Manager Ownership of Securities" under the section entitled "Other Information About Portfolio Managers - ING MFS Mid Cap Growth Portfolio" on pages 149 and 151, respectively, of the Adviser Class SAI and pages 170 and 172, respectively, of the Institutional Class, Service Class, and Service 2 Class SAI are hereby amended to add the following:

     OTHER MANAGED ACCOUNTS

                         REGISTERED INVESTMENT          OTHER POOLED INVESTMENT
                         COMPANIES                      VEHICLES                      OTHER ACCOUNTS
                         ------------------------------ ------------------------- ------------------------
                         NUMBER                         NUMBER                    NUMBER
       PORTFOLIO         OF                             OF                        OF
       MANAGER           ACCOUNTS     TOTAL ASSETS      ACCOUNTS   TOTAL ASSETS   ACCOUNTS   TOTAL ASSETS
     ------------------- ------------ ----------------- ---------- -------------- ---------- -------------
     David M.            6            $ 3,500,000,000   0          $ 0            3          $ 53,000,000
     Earnest(1)

                  (1)As of December 6, 2005

     PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     PORTFOLIO MANAGER         DOLLAR RANGE OF PORTFOLIO SHARES OWNED
     -----------------         --------------------------------------
     David M. Earnest (1)      None

     (1) As of November 30, 2005

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE